Financial Risk Management - The closing loss allowances for trade receivables and contract assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	$ 807,044
Balance at December 31,	845,860	$ 807,044
Trade receivables and contract assets
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	127,449
Balance at December 31,	157,564	127,449
Trade receivables and contract assets | Provision for loss allowance
Reconciliation of Provision for loss allowance for both trade receivables and contract assets
Balance at January 1,	(22,368)	(29,718)
Bad debts of the year	(8,215)	(4,735)
Recoveries	4,321	3,331
Write off	(2,856)	(2,717)
Translation differences and inflation adjustment	2,345	6,037
Balance at December 31,	$ (21,061)	$ (22,368)